Guarantor Condensed Consolidating Financial Statements - Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Sep. 30, 2011 Parent Company [Member] Predecessor [Member]	Nov. 03, 2011 Parent Company [Member] Predecessor [Member]	Dec. 31, 2010 Parent Company [Member] Predecessor [Member]	Dec. 31, 2009 Parent Company [Member] Predecessor [Member]	Dec. 31, 2011 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Sep. 30, 2012 Parent Company [Member] Successor [Member]	Nov. 03, 2011 Parent Company [Member] Successor [Member]	Dec. 31, 2010 Parent Company [Member] Successor [Member]	Dec. 31, 2009 Parent Company [Member] Successor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Sep. 30, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Predecessor [Member]	Dec. 31, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2012 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Nov. 03, 2011 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Dec. 31, 2010 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Dec. 31, 2009 Kinetic Concepts, Inc. and KCI USA, Inc. Borrower [Member] Successor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Sep. 30, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Nov. 03, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Sep. 30, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Nov. 03, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Successor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Sep. 30, 2011 Eliminations [Member] Predecessor [Member]	Nov. 03, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Dec. 31, 2009 Eliminations [Member] Predecessor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]	Sep. 30, 2012 Eliminations [Member] Successor [Member]	Nov. 03, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2010 Eliminations [Member] Successor [Member]	Dec. 31, 2009 Eliminations [Member] Successor [Member]
Condensed Income Statements, Captions [Line Items]
Rental		$ 227,637							$ 671,960	$ 746,816	$ 911,866	$ 919,359	$ 142,962	$ 207,156	$ 622,350				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				$ 182,284	$ 534,589	$ 594,764	$ 731,305	$ 731,589	$ 114,296	$ 164,641	$ 495,299				$ 535	$ 1,229	$ 1,455	$ 908	$ 616	$ 410	$ 1,741	$ 4,507				$ 44,818	$ 136,142	$ 150,597	$ 179,653	$ 187,154	$ 28,256	$ 40,774	$ 122,544				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Sales		240,904							682,429	756,596	831,574	768,956	161,802	228,717	684,171				0	0	0	0	0	0	0	0				85,076	229,936	253,341	287,336	288,259	52,108	74,943	218,950				96,409	282,594	315,939	342,179	288,686	71,928	103,716	312,106				138,377	375,990	429,085	433,811	464,855	105,860	151,225	388,453				(78,958)	(206,091)	(241,769)	(231,752)	(272,844)	(68,094)	(101,167)	(235,338)
Total revenue	149,023	468,541	453,270	432,578	459,728	442,346	430,412	410,954	1,354,389	1,503,412	1,743,440	1,688,315	304,764	435,873	1,306,521				0	0	0	0	0	0	0	0				267,360	764,525	848,105	1,018,641	1,019,848	166,404	239,584	714,249				96,944	283,823	317,394	343,087	289,302	72,338	105,457	316,613				183,195	512,132	579,682	613,464	652,009	134,116	191,999	510,997				(78,958)	(206,091)	(241,769)	(231,752)	(272,844)	(68,094)	(101,167)	(235,338)
Rental expenses		99,901							317,414	350,912	468,975	465,937	85,142	100,810	348,387				0	0	0	0	0	0	0	2				77,906	271,675	296,247	435,809	432,412	59,157	62,877	227,119				474	1,164	1,364	867	(1,891)	618	1,526	4,088				59,489	185,682	205,596	232,399	202,185	48,612	61,744	201,240				(37,968)	(141,107)	(152,295)	(200,100)	(166,769)	(23,245)	(25,337)	(84,062)
Cost of sales		58,033							171,823	190,927	229,522	225,680	43,761	58,613	190,454				0	0	0	0	0	11	18	54				71,105	187,082	192,704	201,358	201,512	70,472	89,027	196,056				27,585	83,046	92,320	107,855	92,201	24,188	34,023	108,774				65,765	184,186	207,042	209,024	192,852	40,860	58,201	174,747				(106,422)	(282,491)	(301,139)	(288,715)	(260,885)	(91,770)	(122,656)	(289,177)
Gross profit	96,421	310,607	290,287	264,258	278,200	266,717	256,877	243,149	865,152	961,573	1,044,943	996,698	175,861	276,450	767,680				0	0	0	0	0	(11)	(18)	(56)				118,349	305,768	359,154	381,474	385,924	36,775	87,680	291,074				68,885	199,613	223,710	234,365	198,992	47,532	69,908	203,751				57,941	142,264	167,044	172,041	256,972	44,644	72,054	135,010				65,432	217,507	211,665	257,063	154,810	46,921	46,826	137,901
Selling, general and administrative expenses		145,659							423,446	565,512	530,718	502,765	217,717	142,778	445,781				0	0	0	0	0	288	191	1,142				86,916	248,185	369,911	326,637	321,148	170,023	75,731	244,705				28,621	82,562	93,321	92,869	83,933	13,097	32,926	96,903				30,125	92,721	102,313	113,726	99,945	35,429	33,978	103,765				(3)	(22)	(33)	(2,514)	(2,261)	(1,120)	(48)	(734)
Research and development expenses		20,806							62,411	69,601	85,591	91,467	14,117	17,376	53,686				0	0	0	0	0	0	0	0				10,222	33,681	36,898	40,927	52,468	7,118	6,268	20,222				8,196	21,440	24,343	26,874	28,904	5,631	8,977	26,676				2,388	7,290	8,360	17,790	10,095	1,368	2,131	6,788				0	0	0	0	0	0	0	0
Acquired intangible asset amortization		8,855							26,567	29,519	37,426	40,634	16,459	49,733	172,260				0	0	0	0	0	0	0	0				0	0	0	0	0	4,227	22,308	81,085				8,855	26,567	29,519	37,426	40,634	10,466	18,687	59,273				0	0	0	0	0	1,766	8,738	31,902				0	0	0	0	0	0	0	0
Operating earnings (loss)	(55,787)	135,287	116,664	100,777	110,565	108,542	89,126	82,975	352,728	296,941	391,208	361,832	(72,432)	66,563	95,953				0	0	0	0	0	(299)	(209)	(1,198)				21,211	23,902	(47,655)	13,910	12,308	(144,593)	(16,627)	(54,938)				23,213	69,044	76,527	77,196	45,521	18,338	9,318	20,899				25,428	42,253	56,371	40,525	146,932	6,081	27,207	(7,445)				65,435	217,529	211,698	259,577	157,071	48,041	46,874	138,635
Non-operating intercompany transactions		0							0		0	0	0	0	0	0			0	0		0	0	0	0	0	0			20,542	97,083	85,085	143,843	128,072	49,423	5,318	71,692				13,221	113,319	113,318	74,147	118,107	10,426	132,861	261,173				(16,806)	(224,635)	(210,403)	(273,890)	(236,775)	(60,043)	(131,367)	(352,936)				(16,957)	14,233	12,000	55,900	(9,404)	194	(6,812)	20,071
Interest income and other		297							766	972	851	819	148	174	630				0	0	0	0	0	0	0	0				233	567	747	422	221	11,453	18,532	55,260				3,098	9,224	26,920	12,251	12,252	2,042	3,063	9,188				64	206	231	688	861	100	18	100				(3,098)	(9,231)	(26,926)	(12,510)	(12,515)	(13,447)	(21,439)	(63,918)
Interest expense		(17,314)							(55,311)	(61,931)	(87,053)	(104,918)	(114,992)	(124,351)	(379,280)				0	0	0	0	0	0	0	0				(20,190)	(64,297)	(88,697)	(99,438)	(117,221)	(117,028)	(127,395)	(388,388)				9	9	9	0	0	(11,389)	(18,375)	(54,725)				(231)	(254)	(169)	(125)	(212)	(22)	(20)	(85)				3,098	9,231	26,926	12,510	12,515	13,447	21,439	63,918
Foreign currency gain (loss)		(2,117)							(2,142)	(2,778)	(4,500)	(4,004)	22,250	(7,406)	(1,872)				0	0	0	0	0	0	0	0				891	(2,200)	(3,193)	442	(8,098)	25,873	(8,799)	170				30	218	409	177	(29)	(94)	170	318				(3,038)	(160)	6	(5,119)	4,123	(3,529)	1,223	(2,360)				0	0	0	0	0	0	0	0
Earnings (loss) from continuing operations before income taxes (benefit)		116,153							296,041	233,204	300,506	253,729	(165,026)	(65,020)	(284,569)				0	0	0	0	0	(299)	(209)	(1,198)				22,687	55,055	(53,713)	59,179	15,282	(174,872)	(128,971)	(316,204)				39,571	191,814	217,183	163,771	175,851	19,323	127,037	236,853				5,417	(182,590)	(153,964)	(237,921)	(85,071)	(57,413)	(102,939)	(362,726)				48,478	231,762	223,698	315,477	147,667	48,235	40,062	158,706
Income tax expense (benefit)		32,354							82,359	74,367	89,668	92,848	(46,330)	(27,176)	(107,125)				0	0	0	0	0	0	0	0				18,653	1,071	(7,153)	22,940	8,064	(40,912)	(22,700)	(61,959)				11,978	76,574	78,561	64,064	71,277	(322)	14,055	(16,897)				1,723	4,714	2,959	2,664	13,507	(5,096)	(18,531)	(28,269)				0	0	0	0	0	0	0	0
Earnings (loss) before equity in earnings (loss) of subsidiaries		83,799							213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)				0	0	0	0	0	(299)	(209)	(1,198)				4,034	53,984	(46,560)	36,239	7,218	(133,960)	(106,271)	(254,245)				27,593	115,240	138,622	99,707	104,574	19,645	112,982	253,750				3,694	(187,304)	(156,923)	(240,585)	(98,578)	(52,317)	(84,408)	(334,457)				48,478	231,762	223,698	315,477	147,667	48,235	40,062	158,706
Equity in earnings (loss) of subsidiaries		0							0	0	0	0	0	0	0				0	0		0	0	(114,570)	(35,603)	(179,926)				37,260	(52,130)	2,687	(117,195)	35,111	397	28,741	(73,757)				9,017	(169,291)	(139,737)	(218,904)	(71,903)	(50,775)	(83,578)	(338,090)				0	0	0	0	0	0	0	0				(46,277)	221,421	137,050	336,099	36,792	164,948	90,440	591,773
Earnings (loss) from continuing operations	(54,845)	83,799	71,647	58,236	63,363	66,250	43,574	37,651	213,682	158,837	210,838	160,881	(118,696)	(37,844)	(177,444)	158,837	210,838	160,881	0	0				(114,869)	(35,812)	(181,124)	0	0	0	41,294	1,854				(133,563)	(77,530)	(328,002)	(43,873)	(80,956)	42,329	36,610	(54,051)				(31,130)	29,404	(84,340)	(1,115)	(119,197)	32,671	3,694	(187,304)				(52,317)	(84,408)	(334,457)	(156,923)	(240,585)	(98,578)	2,201	453,183				213,183	130,502	750,479	360,748	651,576	184,459
Earnings (loss) from discontinued operations, net of tax	5,214	6,927	9,778	10,182	10,630	9,523	10,031	15,062	26,887	32,101	45,246	67,821	3,827	2,032	(3,680)	32,101	45,246	67,821	0	0				0	0	0	0	0	0	(1,835)	(566)				(710)	(1,468)	(8,761)	3,114	10,809	28,305	650	1,921				2,125	627	4,100	3,802	2,002	2,440	5,323	18,013				1,542	830	(3,633)	17,186	21,681	26,675	2,789	7,519				870	2,043	4,614	7,999	10,754	10,401
Net earnings (loss)	(49,631)	90,726	81,425	68,418	73,993	75,773	53,605	52,713	240,569	190,938	256,084	228,702	(114,869)	(35,812)	(181,124)				0	0	0	0	0	(114,869)	(35,812)	(181,124)				39,459	1,288	(40,759)	(70,147)	70,634	(134,273)	(78,998)	(336,763)				37,260	(52,130)	2,687	(117,195)	35,111	(29,005)	30,031	(80,240)				9,017	(169,291)	(139,737)	(218,904)	(71,903)	(50,775)	(83,578)	(338,090)				4,990	460,702	368,747	662,330	194,860	214,053	132,545	755,093
Total comprehensive income (loss)		$ 74,790							$ 234,064	$ 193,864	$ 257,566	$ 235,635	$ (120,710)	$ (34,215)	$ (182,711)				$ 0	$ 0	$ 0	$ 0	$ 0	$ (120,710)	$ (34,215)	$ (182,711)				$ 23,523	$ (5,217)	$ (37,833)	$ (68,665)	$ 77,567	$ (140,114)	$ (77,401)	$ (338,350)				$ 20,980	$ (58,632)	$ 4,523	$ (120,118)	$ 38,933	$ (34,846)	$ 31,628	$ (81,827)				$ (7,263)	$ (175,793)	$ (137,901)	$ (221,827)	$ (68,081)	$ (56,616)	$ (81,981)	$ (339,677)				$ 37,550	$ 473,706	$ 365,075	$ 668,176	$ 187,216	$ 231,576	$ 127,754	$ 759,854